Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

4. Related Party Transactions

Note Payable
Note payable and accrued interest are payable to Shannon and Angela Zimmerman, each of whom is an executive officer and director of the Company, and a beneficial owner of the Company’s outstanding voting common stock. The note was originally issued in February 2010 and had a one year term. The note has been amended and extended several times, the most recent being March 21, 2013. The note has a maturity date of August 23, 2015, and carries an interest rate of 8%. No payments of the principal balances are allowed while there are amounts outstanding under the Company’s line of credit with Silicon Valley Bank (see Note 5).
Accrued interest was $81 as of June 30, 2014 and $111 as of December 31, 2013, and is subordinated to the Credit Facility (see Note 5). Interest expense was $15 in both three-month periods ended June 30, 2014 and 2013 and $30 in both six-month periods ended June 30, 2014 and 2013.
Lease
Sajan leases its office space under three non-cancelable operating leases from River Valley Business Center, LLC (“RVBC”), a limited liability company that is owned by Shannon and Angela Zimmerman. The space consists of approximately 20,000 square feet and is leased pursuant to three agreements. These lease agreements require the Company to pay a minimum monthly rental plus certain operating expenses and expire in January 2017. Payment of rent under these leases is secured by goods, chattels, fixtures and personal property of the Company. Rent expense was $86 in both three-month periods ended June 30, 2014 and 2013 and $172 in both six-month periods ended June 30, 2014 and 2013.

8. Related Party Transactions

Note Payable
Note payable and accrued interest are payable to Shannon and Angela Zimmerman, each of whom is an executive officer and director of the Company, and a beneficial owner of the Company's outstanding voting common stock. The note was originally issued in February 2010 and had a one year term. The note has been amended and extended several times; the most recent being March 21, 2013. The note has a maturity date of August 23, 2015, and carries an interest rate of 8%. No payments of the principal balances are allowed while there are amounts outstanding under the Company’s line of credit with Silicon Valley Bank (see Note 9).
Accrued interest was $111 as of December 31, 2013 and 2012, and is subordinated to the Credit Facility (see Note 9). Interest expense was $60 in both 2013 and 2012.
Lease
Sajan leases its office space under three non-cancelable operating leases from River Valley Business Center, LLC (“RVBC”), a limited liability company that is owned by Shannon and Angela Zimmerman. The space consists of approximately 20,000 square feet and is leased pursuant to three agreements. These lease agreements require the Company to pay a minimum monthly rental plus certain operating expenses and expire in January 2017. Payment of rent under these leases is secured by goods, chattels, fixtures and personal property of the Company. Rent expense was $344 in 2013 and $335 in 2012.